Tax on income (Schedule of Tax Balances) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets	₪ 1,585	$ 497	₪ 744
Deferred tax assets/liabilities	₪ (13,331)	$ (4,179)	₪ (9,888)	$ (3,100)	₪ (4,868)